Earnings per share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Net profit from continuing and discontinued operations attributable to shareholders of the Company (basic and diluted)
Net profit from continuing and discontinued operations attributable to shareholders of the Company (basic and diluted)	¥ 235,092	¥ 374,238	¥ 290,233
Net profit from continuing operations	483,049	349,983	267,175
Net profit/(loss) from discontinued operations	¥ (247,957)	¥ 24,255	¥ 23,058
Weighted average number of ordinary shares for basic EPS	412,450,256	412,450,256	412,450,256
Basic and diluted earnings per share
Basic and diluted earnings (loss) per share	¥ 0.57	¥ 0.91	¥ 0.70
Continuing operations	1.17	0.85	0.65
Discontinued operations	¥ (0.60)	¥ 0.06	¥ 0.05